EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Classes of Share Capital	The Company’s shares consist of the following:

	December 31, 2023	Movement in year	December 31, 2024	Movement in year	December 31, 2025
Issued shares	852,809,772	—	852,809,772	(77,809,772)	775,000,000
Treasury shares	(33,538,016)	(50,725,134)	(84,263,150)	70,388,969	(13,874,181)
Total outstanding shares	819,271,756	(50,725,134)	768,546,622	(7,420,803)	761,125,819

Earnings Per Share	The following table provides the numerators and a reconciliation of the denominators used in calculating basic and diluted earnings per common share for the years ended December 31, 2025, 2024 and 2023.

	Year ended December 31,
	2025	2024	2023
Net income attributable to equity holders of the parent	3,152	1,339	919
Weighted average common shares outstanding (in millions) for the purposes of basic earnings per share	763	788	842
Incremental shares from assumed conversion of restricted share units and performance share units (in millions)	3	3	3
Weighted average common shares outstanding (in millions) for the purposes of diluted earnings per share	766	791	845

Dividends

Description	Approved by	Dividend per share (in $)	Payout date	Total (in millions of $)
Dividend for financial year 2022	Annual general shareholders’ meeting on May 2, 2023	0.44	June 15, 2023 and December 7, 2023	369
Dividend for financial year 2023	Annual general shareholders’ meeting on April 30, 2024	0.50	June 12, 2024 and December 4, 2024	393
Dividend for financial year 2024	Annual general shareholders’ meeting on May 6, 2025	0.55	June 11, 2025 and December 3, 2025	421

Schedule of Subsidiaries	2.2.1 List of subsidiaries
The table below provides a list of the Company’s principal operating subsidiaries at December 31, 2025. Unless otherwise stated, the subsidiaries listed below have share capital consisting solely of ordinary shares or voting interests in the case of partnerships, which are held directly or indirectly by the Company and the proportion of ownership interests held equals to the voting rights held by the
Company. The country of incorporation corresponds to their principal place of operations.

Name of Subsidiary	Country	% of Ownership
North America
ArcelorMittal Dofasco G.P.	Canada	100.00%
ArcelorMittal México S.A. de C.V.	Mexico	100.00%
ArcelorMittal Long Products Canada G.P.	Canada	100.00%
ArcelorMittal Calvert LLC[4]	United States	100.00%
ArcelorMittal Texas HBI LLC	United States	80.00%
Brazil and neighboring countries ("Brazil")
ArcelorMittal Brasil S.A.[5]	Brazil	100.00%
Acindar Industria Argentina de Aceros S.A. ("Acindar")	Argentina	100.00%
ArcelorMittal Pecém S.A.	Brazil	100.00%
Europe
ArcelorMittal France S.A.S.	France	100.00%
ArcelorMittal Belgium N.V.	Belgium	100.00%
ArcelorMittal España S.A.	Spain	99.85%
ArcelorMittal Flat Europe S.A.	Luxembourg	100.00%
ArcelorMittal Poland S.A.	Poland	100.00%
ArcelorMittal Eisenhüttenstadt GmbH	Germany	100.00%
ArcelorMittal Bremen GmbH	Germany	100.00%
ArcelorMittal Méditerranée S.A.S.	France	100.00%
ArcelorMittal Belval & Differdange S.A.	Luxembourg	100.00%
ArcelorMittal Hamburg GmbH	Germany	100.00%
ArcelorMittal Duisburg GmbH	Germany	100.00%
Sustainable Solutions
ArcelorMittal International Luxembourg S.A.	Luxembourg	100.00%
AM Green Energy Private Limited [1]	India	74.00%
Mining
ArcelorMittal Mining Canada G.P. and ArcelorMittal Infrastructure Canada G.P. ("AMMC")	Canada	85.00%
ArcelorMittal Liberia Holdings Ltd.[2] ("AML")	Liberia	85.00%
Others
ArcelorMittal South Africa Ltd.[3] ("AMSA")	South Africa	69.22%
PJSC ArcelorMittal Kryvyi Rih ("AMKR")	Ukraine	95.13%
1.Rights to variable returns are 100%.
2.ArcelorMittal Liberia Holdings Ltd. is incorporated in Cyprus.
3.Voting rights are 53.05%.
4.On June 18, 2025, ArcelorMittal acquired control of ArcelorMittal Calvert LLC see note 2.2.4.
5.On July 31, 2025, the Company acquired the 2.92% interest held by Votorantim S.A. following the settlement of the dispute, see note 9.3.
The tables below provide a list of the subsidiaries which include significant non-controlling interests at December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024 and 2023.

Name of Subsidiary	Country of incorporation and operation	% of non- controlling interests and non- controlling voting rights at December 31, 2025	% of non- controlling interests and non- controlling voting rights at December 31, 2024	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2025	Non- controlling interests at December 31, 2025	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2024	Non- controlling interests at December 31, 2024	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2023
AMSA	South Africa	30.78%	30.78%	(42)	(24)	(98)	19	(67)
Société Nationale de Sidérurgie S.A. ("Sonasid")[1]	Morocco	67.57%	67.57%	16	134	8	111	3
AMKR	Ukraine	4.87%	4.87%	(10)	26	(11)	41	(15)
Belgo Bekaert Arames ("BBA")	Brazil	45.00%	45.00%	47	200	56	186	55
Hera Ermac[2]	Luxembourg	—	—	—	555	—	532	—
AMMC	Canada	15.00%	15.00%	94	591	109	543	149
Finocas[4]	Belgium	50.00%	50.00%	3	340	2	297	1
Arceo[5]	Belgium	38.11%	62.86%	2	65	5	143	3
AML[3]	Liberia	15.00%	15.00%	(20)	(154)	(18)	(156)	(11)
ArcelorMittal Texas HBI	USA	20.00%	20.00%	(12)	187	(17)	199	(8)
Other				13	150	5	148	(7)
Total				91	2,070	41	2,063	103
1.Sonasid - ArcelorMittal holds a controlling stake of 50% in Nouvelles Sidérurgies Industrielles ("NSI"). ArcelorMittal controls NSI on the basis of a shareholders’ agreement which includes deadlock arrangements in favor of the Company. NSI holds a 64.86% stake in Sonasid. The total non-controlling interests in Sonasid of 67.57% are the result of ArcelorMittal’s indirect ownership percentage in Sonasid of 32.43% through its controlling stake in NSI.
2.Hera Ermac - The non-controlling interests correspond to the equity component net of transaction fees of the mandatory convertible bonds maturing on January 28, 2028
(see note 11.2).
3.AML is incorporated in Cyprus. On December 19, 2025, December 17, 2024 and December 21, 2023, ArcelorMittal fully settled 150, 200 and 100 capital increases, respectively, in AML including 23, 30 and 15, respectively, on behalf of non-controlling interests.
4.ArcelorMittal holds a 50% controlling interest in Finocas NV ("FInocas"). ArcelorMittal controls Finocas on the basis of a shareholders’ agreement which includes deadlock arrangements in favor of the Company. As from January 1, 2051, the Flemish Region has the right to acquire the 50% interest held in Finocas by the Company at a price equivalent to the fair market value of the shares on that date as determined by an independent expert if a capital decrease requested by any of the shareholders is not approved by the general meeting of shareholders.
5.See note 11.5.2.

Financial Information of Subsidiaries with Material Non-controlling Interests	The tables below provide summarized statements of financial position for the above-mentioned subsidiaries as of December 31, 2025 and 2024 and summarized statements of operations and summarized statements of cash flows for the years ended December 31,
2025, 2024 and 2023.

	December 31, 2025
Summarized statements of financial position	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AML	Finocas	ArcelorMittal Texas HBI
Current assets	698	362	556	267	232	1,687	139	358	449	473
Non-current assets	517	146	1,219	207	990	3,365	31	2,026	231	584
Total assets	1,215	508	1,775	474	1,222	5,052	170	2,384	680	1,057
Current liabilities	758	297	1,092	103	60	486	—	1,074	2	96
Non-current liabilities	533	23	232	14	137	497	—	2,143	—	24
Net assets	(76)	188	451	357	1,025	4,069	170	(833)	678	937

	December 31, 2025
Summarized statements of operations	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AML	Finocas	ArcelorMittal Texas HBI
Revenue	1,812	655	1,695	753	—	3,062	—	539	8	621
Net (loss) income	(136)	26	(214)	108	43	620	5	(113)	6	(58)
Total comprehensive (loss) income	(136)	28	(232)	110	43	634	5	(113)	6	(58)

	December 31, 2025
Summarized statements of cash flows	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AML	Finocas	ArcelorMittal Texas HBI
Net cash provided by / (used in) operating activities	(17)	22	167	146	34	881	7	117	7	94
Net cash provided by / (used in) investing activities	(43)	(29)	(137)	(17)	(34)	(540)	23	(551)	(7)	(157)
Net cash provided by / (used in) financing activities	21	(17)	(31)	(125)	—	(368)	(96)	434	—	—
Impact of currency movements on cash	10	7	(1)	(1)	—	—	13	—	—	—
Cash and cash equivalents:										—
At the beginning of the year / at acquisition date	123	70	12	12	7	214	88	2	—	69
At the end of the year	94	53	10	15	7	187	35	2	—	6
Dividend to non-controlling interests	—	(10)	—	(52)	—	(54)	(5)	—	—	—

	December 31, 2024
Summarized statements of financial position	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AML	Finocas	ArcelorMittal Texas HBI
Current assets	858	337	576	246	199	1,517	199	253	390	404
Non-current assets	426	117	1,157	183	990	3,252	32	1,518	205	713
Total assets	1,284	454	1,733	429	1,189	4,769	231	1,771	595	1,117
Current liabilities	812	273	872	87	55	499	—	1,143	2	97
Non-current liabilities	410	20	176	14	175	479	—	1,500	—	24
Net assets	62	161	685	328	959	3,791	231	(872)	593	996

	December 31, 2024
Summarized statements of operations	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AML	Finocas	ArcelorMittal Texas HBI
Revenue	2,104	530	1,606	818	—	2,921	—	188	8	599
Net (loss) income	(317)	12	(221)	122	62	710	8	(118)	4	(88)
Total comprehensive (loss) income	(317)	9	(209)	118	62	720	8	(118)	4	(85)

	December 31, 2024
Summarized statements of cash flows	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AML	Finocas	ArcelorMittal Texas HBI
Net cash provided by / (used in) operating activities	19	20	150	126	37	1,055	6	16	5	87
Net cash provided by / (used in) investing activities	(64)	(16)	(102)	(7)	(36)	(81)	(1)	(579)	(350)	(19)
Net cash provided by / (used in) financing activities	35	(9)	(49)	(117)	(1)	(872)	(6)	560	344	—
Impact of currency movements on cash	(1)	(2)	(1)	(4)	—	—	(6)	—	1	—
Cash and cash equivalents:
At the beginning of the year	134	77	14	14	7	112	95	5	—	1
At the end of the year	123	70	12	12	7	214	88	2	—	69
Dividend to non-controlling interests	—	(7)	—	(49)	—	(128)	(3)	—	—	—

	December 31, 2023
Summarized statements of operations	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AML	Finocas	ArcelorMittal Texas HBI
Revenue	2,256	471	1,144	915	—	3,216	—	248	—	732
Net (loss) income	(217)	4	(328)	128	(51)	943	5	(85)	2	(40)
Total comprehensive (loss) income	(216)	13	(336)	127	(51)	935	5	(85)	2	(43)

	December 31, 2023
Summarized statements of cash flows	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AML	Finocas	ArcelorMittal Texas HBI
Net cash provided by / (used in) operating activities	52	16	49	209	33	997	10	90	1	125
Net cash provided by / (used in) investing activities	(93)	(20)	(112)	(66)	509	(553)	(7)	(314)	(1)	(122)
Net cash provided by / (used in) financing activities	27	(13)	52	(148)	(535)	(538)	(3)	225	—	(6)
Impact of currency movements on cash	(9)	5	(1)	1	—	—	2	—	—	—
Cash and cash equivalents:
At the beginning of the year	157	89	26	18	—	206	93	4	—	4
At the end of the year	134	77	14	14	7	112	95	5	—	1
Dividend to non-controlling interests	—	(4)	—	(62)	—	(79)	(2)	—	—	(1)